NOTE E: CAPITAL LEASE OBLIGATIONS (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Capital Leased Asssets [Table Text Block]

Year ended October 31, 2012	$377
Less: imputed interest	(6)
Present value of net minimum lease payments	$371